Revenue from contracts with customers - Additional information (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from contracts with customers
Recognition of price differential	$ 5,999	$ 2,427
Cash flow hedges
Revenue from contracts with customers
Result of hedges for future exports	(585)	(7)
Result from operations with derivative financial instruments	$ (851)	$ (125)